Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,839,350.60
Previously Paid Amount	0.00
Total Fee Amount	10,197.21
Total Offset Amount	0.00
Net Fee	$ 10,197.21
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A